Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2024	2023
Cash and cash equivalents	543	312
Overdrafts	–	(3)
Derivative financial instruments	(7)	5
Bonds	(955)	(611)
Investment in finance lease receivable	83	100
Lease liabilities	(517)	(547)
Net debt	(853)	(744)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2024, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

					2024

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in listed and unlisted securities	141	–	–	(10)	12
Other receivable	12	–	–	(1)	1
Cash and cash equivalents	543	–	–	(32)	40
Derivative financial instruments	(7)	4	(4)	22	(24)
Bonds	(955)	–	–	23	(28)
Other borrowings	(517)	–	–	19	(23)
Investment in finance lease receivable	83	–	–	(8)	9
Deferred and contingent consideration	(22)	–	–	2	(2)
Other net financial assets	412	–	–	(32)	40
Total	(310)	4	(4)	(17)	25

					2023
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	143	–	–	(10)	12
Other receivable	12	–	–	(1)	1
Cash and cash equivalents	312	–	–	(24)	30
Derivative financial instruments	5	15	(15)	(5)	19
Bonds	(611)	2	(2)	24	(29)
Other borrowings	(550)	–	–	21	(26)
Investment in finance lease receivable	100	–	–	(9)	11
Deferred and contingent consideration	(57)	–	–	3	(4)
Other net financial assets	378	–	–	(31)	38
Total	(268)	17	(17)	(32)	52

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

	Analysed by maturity				Analysed by currency

All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2024
Bonds	250	–	705	955	–	705	250	955
Rate derivatives – inflows	(394)	(3)	(17)	(414)	(2)	(163)	(249)	(414)
Rate derivatives – outflows	408	1	3	412	176	235	1	412
FX forwards – inflows	(1,034)	–	–	(1,034)	–	(1,034)	–	(1,034)
FX forwards – outflows	1,049	–	–	1,049	1,049	–	–	1,049
Total	279	(2)	691	968	1,223	(257)	2	968
At 31 December 2023
Bonds	–	257	354	611	–	354	257	611
Rate derivatives – inflows	(13)	(262)	–	(275)	(6)	(9)	(260)	(275)
Rate derivatives – outflows	5	268	–	273	178	89	6	273
FX forwards – inflows	(428)	–	–	(428)	–	(428)	–	(428)
FX forwards – outflows	421	–	–	421	421	–	–	421
Total	(15)	263	354	602	593	6	3	602